Putnam Investments
One Post Office Square
Boston, MA 02109
January 29, 2010

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Asset Allocation Funds (Securities Act Reg. No. 33-51017 and Investment
Company Act File No. 811-07121) (the “Fund”) - Post-Effective Amendment No. 19 to
the Fund’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above-referenced Fund, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, the above-referenced Amendment.

This filing is electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 18 to the Fund’s registration statement on Form N-1A, which was filed pursuant to Rule 485(a) under the Securities Act on November 24, 2009. These changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act. Certain changes also have been made in response to comments of the Staff on January 7, 2010 and January 12, 2010, as addressed below:

Prospectus

1.	In Fund summaries—Fees and expenses for each of the three funds:
	a.	In the “Shareholder fees” table, delete the word “Maximum” in the “Maximum redemption fee” heading.
	b.	In the “Annual fund operating expenses” table, change the “Net expenses”
heading to match the heading suggested by Form N-1A (Total annual fund operating expenses after fee waiver [and/or expense reimbursement]).
	c.	Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares and Class M shares.
	d.	In the “Annual fund operating expenses” table, delete the footnote stating
“Annual fund operating expenses reflect projected expenses based on a new expense arrangement and the fund’s recent [date] asset level.
	e.	In the “Annual fund operating expenses” table, delete the footnote stating
“Estimate of expenses attributable to the fund’s investments in other investment companies”.

1

	f.	In the “Annual fund operating expenses” table, the last sentence of the footnote regarding Putnam’s contractual obligation to limit the management fee casts doubt on whether there is an appropriate basis for disclosing net expenses.

Responses:
	a.	We have deleted “Maximum”, as requested.
	b.	We have removed the columns in the table disclosing the waiver of expenses.
	c.	We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a]
Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads) ”
	d.	The expenses for each fund have been restated to reflect projected expenses under a new management contract and, in the case of Asset Allocation: Growth
Portfolio, changes in the allocation of certain expenses among the Putnam funds.
Consistent with Instruction 3(d)(ii)(B) to Item 3 of Form N-1A, we have included a footnote disclosing these details.
	e.	We have deleted the footnote, as requested.
	f.	We have removed the columns in the table disclosing the waiver of expenses.

2.	In Fund summaries— Investments, risks, and performance for each of the three funds:
	a.	In the “Investments” section, please remove the table showing asset allocations for the three funds. It would be acceptable to include the table in “What are each fund’s main investment strategies and related risks?”
Response:
	a.	As requested, we have deleted references to the two other funds from the asset allocation table.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended, that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

/s/ Karen R. Kay
Karen R. Kay
Managing Director and Senior Counsel

cc:	Brian D. McCabe, Esq., Ropes & Gray LLP

2